Business Combination - Summary of Fair Value of Assets Acquired and Liabilities Assumed on Acquisition Date (Details) ¥ in Thousands, $ in Thousands	Mar. 29, 2022 CNY (¥)	Mar. 29, 2022 USD ($)	Nov. 01, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Mar. 29, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Business Acquisition [Line Items]
Goodwill				¥ 508,319	$ 73,699		¥ 472,883
Huailai Huizhi Construction Co. Ltd.
Business Acquisition [Line Items]
Purchase consideration			¥ 39,612
Settlement of accounts payable due to Huizhi			(174,695)
Total purchase consideration			(135,083)
Cash and cash equivalents			16,008
Other current assets			24,085
Property and equipment, net			641
Other non-current assets			1,022
Current liabilities			(183,402)
Goodwill			¥ 6,563
BDC Thailand Ltd.
Business Acquisition [Line Items]
Purchase consideration	¥ 71,055	$ 10,302
Prepayments and other current assets	27					$ 4
Property and equipment, net	36,880					5,347
Operating lease right-of-use assets	18,478					2,679
Intangible assets, net	427					62
Accrued expenses and other current liabilities	27					(4)
Operating lease liabilities	(15,732)					(2,281)
Deferred tax liabilities	(2,877)					(417)
Goodwill	¥ 33,879					$ 4,912